iShares®

iShares Trust

Supplement dated December 1, 2023 (the “Supplement”)

to the currently effective Summary Prospectus, Prospectus and the Statement of Additional Information (the “SAI”),

for the iShares Climate Conscious & Transition MSCI USA ETF (USCL) (the “Fund”)

The information in this Supplement updates information in, and should be read in conjunction with, the Summary Prospectus, Prospectus and the SAI for the Fund.

Changes to the Fund’s “Principal Investment Strategies”

In the section of the Summary Prospectus and Prospectus entitled “Principal Investment Strategies,” the fifth and fourteenth paragraphs are deleted in their entirety and replaced, respectively, with the following:

The Index Provider also excludes companies that it determines are directly involved in ongoing, “very severe” environmental, social or governance (“ESG”) controversies, defined as an instance or ongoing situation in which company operations and/or products allegedly are directly implicated in having a negative ESG impact, including alleged violations of laws, regulations, or accepted international norms (e.g., human rights violations or toxic emissions and waste). To evaluate ESG controversies, the Index Provider monitors across five categories of ESG impact – environment, human rights and communities, labor rights and supply chain, customers and governance – and 28 sub-categories. The Index Provider also excludes companies that are not assessed by the Index Provider regarding ESG controversies.

The Underlying Index is reconstituted and rebalanced in May and November. The business involvement and firearms exclusionary screens are reviewed quarterly. The ESG controversy screen is reviewed monthly. Existing constituents that meet the exclusion criteria are deleted from the Underlying Index, and the weights of the remaining constituents are renormalized to 100%.

Changes to “More Information About the Fund”

In the section of the Prospectus entitled “More Information About the Fund,” the fifth and last paragraphs of the sub-section entitled “Additional Index Information” are deleted in their entirety and replaced, respectively, with the following:

The Index Provider also excludes companies that it determines are directly involved in ongoing, “very severe” ESG controversies, defined as an instance or ongoing situation in which company operations and/or products allegedly are directly implicated in having a negative ESG impact, including alleged violations of laws, regulations, or accepted international norms (e.g., human rights violations or toxic emissions and waste). To evaluate ESG controversies, the Index Provider monitors across five categories of ESG impact – environment, human rights and communities, labor rights and supply chain, customers and governance – and 28 sub-categories. The Index Provider also excludes companies that are not assessed by the Index Provider regarding ESG controversies.

The Underlying Index is reconstituted and rebalanced in May and November. The business involvement and firearms exclusionary screens are reviewed quarterly. The ESG controversy screen is reviewed monthly. Existing constituents that meet the exclusion criteria are deleted from the Underlying Index, and the weights of the remaining constituents are renormalized to 100%.

Changes to the Fund’s “Construction and Maintenance of the Underlying Index”

In the section of the SAI entitled “MSCI USA Extended Climate Action Index,” the third and last paragraphs of the sub-section entitled “Index Methodology” are deleted in their entirety and replaced, respectively, with the following:

The Index Provider also excludes companies that it determines are directly involved in ongoing, “very severe” environmental, social or governance (“ESG”) controversies, defined as an instance or ongoing situation in which company operations and/or products allegedly are directly implicated in having a negative ESG impact, including alleged violations of laws, regulations, or accepted international norms (e.g., human rights violations or toxic emissions and waste). To evaluate ESG controversies, the Index Provider monitors across five categories of ESG impact – environment, human rights and communities, labor rights and supply chain, customers and governance – and 28 sub-categories. The Index Provider also excludes companies that are not assessed by the Index Provider regarding ESG controversies.

The Underlying Index is reconstituted and rebalanced in May and November. The business involvement and firearms exclusionary screens are reviewed quarterly. The ESG controversy screen is reviewed monthly. Existing constituents that meet the exclusion criteria are deleted from the Underlying Index, and the weights of the remaining constituents are renormalized to 100%.

If you have any questions, please call 1-800-iShares (1-800-474-2737).

iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

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